Short-term Borrowings and Long-term Debt (Summary of Subsequent Maturities of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Long-term debt by maturity:
2016	¥ 1,593,161
2017	3,261,165
2018	2,553,249
2019	5,444,519
2020	969,280
2021 and thereafter	6,147,361
Total	19,968,735	¥ 14,498,678
MUFG [Member]
Long-term debt by maturity:
2016	10
2017	14
2018	9
2019	5
2020	3
2021 and thereafter	444,454
Total	444,495	384,523
BTMU [Member]
Long-term debt by maturity:
2016	1,041,375
2017	2,388,730
2018	1,947,332
2019	3,863,004
2020	580,123
2021 and thereafter	4,097,323
Total	13,917,887	9,747,681
Other Subsidiaries [Member]
Long-term debt by maturity:
2016	551,776
2017	872,421
2018	605,908
2019	1,581,510
2020	389,154
2021 and thereafter	1,605,584
Total	¥ 5,606,353	¥ 4,366,474